April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares International Country Rotation Active ETF | CORO | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares International Country Rotation Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Netherlands — 1.9%
ASML Holding NV, ADR(a)	46,827	$67,383,585
Taiwan — 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	340,868	135,004,180
Total Common Stocks — 5.6% (Cost: $179,833,482)		202,387,765
Investment Companies
Domestic Equity — 4.1%
iShares Core S&P 500 ETF(b)	207,065	149,515,425
International Equity — 90.0%
iShares MSCI Belgium ETF(b)	2,973,457	76,165,101
iShares MSCI Brazil ETF(b)	1,237,782	49,139,945
iShares MSCI Canada ETF(b)	8,363,895	490,124,247
iShares MSCI Chile ETF(b)(c)	838,236	35,004,735
iShares MSCI China ETF(b)(c)	4,197,707	241,661,992
iShares MSCI France ETF(b)(c)	1,926,601	87,332,823
iShares MSCI Hong Kong ETF(b)(c)	3,268,280	77,523,602
iShares MSCI India ETF(b)(c)(d)	1,052,031	51,991,372
iShares MSCI Italy ETF(b)(c)	834,969	48,227,809
iShares MSCI Japan ETF(b)(c)	7,043,344	627,561,950
iShares MSCI Japan Value ETF(b)	794,283	34,519,539
iShares MSCI Netherlands ETF(b)(c)	2,198,353	137,847,725
iShares MSCI New Zealand ETF(b)	72,037	3,214,349
iShares MSCI Norway ETF(b)	918,619	34,402,282
iShares MSCI Philippines ETF(b)	338,201	8,184,464
iShares MSCI Qatar ETF(b)(c)	1,191,851	22,382,962
iShares MSCI Saudi Arabia ETF(b)(c)	517,856	20,248,170
iShares MSCI Singapore ETF(b)	2,070,470	60,002,221
iShares MSCI South Korea ETF(b)(c)	1,776,307	285,559,113
iShares MSCI Spain ETF(b)	4,060,631	230,115,959
Security	Shares	Value
International Equity (continued)
iShares MSCI Switzerland ETF(b)	971,999	$59,651,579
iShares MSCI Taiwan ETF(b)(c)	1,776,665	159,686,650
iShares MSCI Thailand ETF(b)	68,571	4,848,655
iShares MSCI UAE ETF(b)(c)	1,654,574	31,817,458
iShares MSCI United Kingdom ETF(b)	8,169,707	385,201,685
		3,262,416,387
Total Investment Companies — 94.1% (Cost: $3,195,795,613)		3,411,931,812
Total Long-Term Investments — 99.7% (Cost: $3,375,629,095)		3,614,319,577
Short-Term Securities
Money Market Funds — 16.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.83%(b)(e)(f)	601,651,170	601,831,665
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(b)(e)	5,770,000	5,770,000
Total Short-Term Securities — 16.8% (Cost: $607,581,077)		607,601,665
Total Investments — 116.5% (Cost: $3,983,210,172)		4,221,921,242
Liabilities in Excess of Other Assets — (16.5)%		(598,387,757)
Net Assets — 100.0%		$3,623,533,485

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Non-income producing security.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$136,275	$601,678,577 (a)	$—	$(3,775)	$20,588	$601,831,665	601,651,170	$781,562 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	5,750,000 (a)	—	—	—	5,770,000	5,770,000	64,255	—
iShares Core S&P 500 ETF	—	140,776,475	(1,147,411)	38,272	9,848,089	149,515,425	207,065	171,308	—
iShares MSCI Australia ETF(c)	426,988	206,988	(639,940)	10,683	(4,719)	—	—	200	—
iShares MSCI Belgium ETF	365,834	73,365,438	(973,912)	69,477	3,338,264	76,165,101	2,973,457	2,383	—
iShares MSCI Brazil ETF	134,476	45,970,869	(817,652)	110,821	3,741,431	49,139,945	1,237,782	7,118	—
iShares MSCI Canada ETF	1,279,833	467,264,437	(4,067,412)	408,007	25,239,382	490,124,247	8,363,895	16,449	—
iShares MSCI Chile ETF	37,854	34,006,038	(312,472)	32,502	1,240,813	35,004,735	838,236	458	—
iShares MSCI China ETF	897,401	243,141,670	(2,138,274)	97,776	(336,581)	241,661,992	4,197,707	15,739	—
iShares MSCI Denmark ETF(c)	—	29,620	(27,833)	(1,787)	—	—	—	—	—
iShares MSCI France ETF	465,408	84,604,401	(1,075,230)	102,066	3,236,178	87,332,823	1,926,601	2,977	—
iShares MSCI Germany ETF(c)	589,103	344,976	(970,109)	116,718	(80,688)	—	—	—	—
iShares MSCI Hong Kong ETF	160,818	75,912,314	(585,693)	45,553	1,990,610	77,523,602	3,268,280	5,827	—

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares International Country Rotation Active ETF

Affiliates (continued)
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
iShares MSCI India ETF	$483,235	$83,555,194	$(34,267,545)	$731,137	$1,489,351	$51,991,372	1,052,031	$—	$—
iShares MSCI Ireland ETF(c)	—	11,200	(11,876)	676	—	—	—	—	—
iShares MSCI Israel ETF(c)	64,458	22,737,429	(24,168,986)	1,377,443	(10,344)	—	—	—	—
iShares MSCI Italy ETF	321,490	77,746,625	(36,820,882)	2,677,443	4,303,133	48,227,809	834,969	2,606	—
iShares MSCI Japan ETF	1,399,590	600,406,748	(5,042,782)	487,015	30,311,379	627,561,950	7,043,344	79,599	—
iShares MSCI Japan Value ETF	—	65,866,899	(33,867,866)	1,029,568	1,490,938	34,519,539	794,283	—	—
iShares MSCI Mexico ETF(c)	74,453	42,150	(136,345)	29,133	(9,391)	—	—	1,603	—
iShares MSCI Netherlands ETF	316,377	130,974,537	(1,265,318)	95,225	7,726,904	137,847,725	2,198,353	19,783	—
iShares MSCI New Zealand ETF	—	6,379,866	(3,180,141)	(36,864)	51,488	3,214,349	72,037	—	—
iShares MSCI Norway ETF	—	33,224,566	(174,616)	10,749	1,341,583	34,402,282	918,619	—	—
iShares MSCI Peru and Global Expo- sure ETF(c)	—	1,663,517	(1,781,064)	117,547	—	—	—	57	—
iShares MSCI Philippines ETF	29,741	8,470,043	(89,236)	1,417	(227,501)	8,184,464	338,201	365	—
iShares MSCI Qatar ETF	108,181	22,585,741	(285,063)	182	(26,079)	22,382,962	1,191,851	895	—
iShares MSCI Saudi Arabia ETF	84,360	23,853,951	(4,377,501)	100,604	586,756	20,248,170	517,856	—	—
iShares MSCI Singapore ETF	342,045	135,592,700	(81,956,756)	2,742,365	3,281,867	60,002,221	2,070,470	8,260	—
iShares MSCI South Africa ETF(c)	105,729	18,858	(143,578)	25,596	(6,605)	—	—	(90)	—
iShares MSCI South Korea ETF	422,953	239,227,524	(11,720,191)	788,062	56,840,765	285,559,113	1,776,307	21,147	—
iShares MSCI Spain ETF	534,806	245,973,332	(32,347,523)	1,743,657	14,211,687	230,115,959	4,060,631	14,160	—
iShares MSCI Sweden ETF(c)	—	4,257,898	(4,450,641)	192,743	—	—	—	—	—
iShares MSCI Switzerland ETF	345,790	59,558,249	(1,017,832)	92,812	672,560	59,651,579	971,999	—	—
iShares MSCI Taiwan ETF	208,812	129,962,109	(3,371,461)	109,192	32,777,998	159,686,650	1,776,665	4,180	7,358
iShares MSCI Thailand ETF	39,438	4,916,051	(47,637)	4,234	(63,431)	4,848,655	68,571	—	—
iShares MSCI UAE ETF	—	30,078,251	(272,812)	17,554	1,994,465	31,817,458	1,654,574	1,349	—
iShares MSCI United Kingdom ETF	602,246	377,264,105	(3,520,353)	328,056	10,527,631	385,201,685	8,169,707	26,381	—
				$13,691,859	$215,498,521	$4,019,533,477		$1,248,571	$7,358

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	105,714,000	USD	74,682,713	BNP Paribas SA	06/17/26	$1,364,775
AUD	9,842,000	USD	6,966,247	Goldman Sachs & Co.	06/17/26	113,794
AUD	72,350,000	USD	50,509,286	Morgan Stanley & Co. International PLC	06/17/26	1,537,139
AUD	5,957,000	USD	4,171,018	UBS AG	06/17/26	114,270
						3,129,978
						$3,129,978
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares International Country Rotation Active ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$202,387,765	$—	$—	$202,387,765
Investment Companies	3,411,931,812	—	—	3,411,931,812
Short-Term Securities
Money Market Funds	607,601,665	—	—	607,601,665
	$4,221,921,242	$—	$—	$4,221,921,242
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$3,129,978	$—	$3,129,978

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt